Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Entity Registrant Name	OSISKO GOLD ROYALTIES LTD
Entity Central Index Key	0001627272
Current Fiscal Year End Date	--12-31
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Entity Common Stock, Shares Outstanding	185,346,524
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-37814
Entity Incorporation, State or Country Code	Z4
Entity Address, Postal Zip Code	H3B 2S2
Entity Address, Address Line One	1100 avenue des Canadiens-de-Montréal
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Montreal
Entity Address, State or Province	QC
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	OR
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Montréal, Canada
Auditor Firm ID	271
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	CT Corporation System
Entity Address, Postal Zip Code	10005
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
City Area Code	212
Local Phone Number	590-9070